LOANS, Aging Analysis of Loans by Class (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Aging analysis of loans by class [Abstract]
Total loans recorded investment		$ 2,742,577	$ 2,733,370
Accrued interest included in recorded investment		8,899	8,347
Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		12,817	7,449
Accrued interest included in recorded investment		147	74
Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		1,446	2,936
Accrued interest included in recorded investment		22	34
Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		3,008	4,091
Accrued interest included in recorded investment		0	0
Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		17,271	14,476
Accrued interest included in recorded investment		169	108
Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Loans not Past Due		2,725,306	2,718,894
Accrued interest included in recorded investment		8,730	8,239
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		1,245,951	1,169,693
Accrued interest included in recorded investment		3,536	2,998
Commercial [Member] | Commercial and Industrial [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		5,204	391
Loans not Past Due		671,115	564,480
Total loans recorded investment		676,319	564,871
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		5,003	0
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		131	289
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		70	102
Commercial [Member] | Commercial Real Estate [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		2,600	912
Loans not Past Due		567,032	603,910
Total loans recorded investment		569,632	604,822
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		2,600	177
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		0	0
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		0	735
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		1,020,104	1,103,066
Accrued interest included in recorded investment	[1]	4,178	4,155
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		1,384	2,794
Loans not Past Due		438,794	398,759
Total loans recorded investment		440,178	401,553
Accrued interest included in recorded investment	[1]	1,301	1,139
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		761	1,757
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		0	1,037
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		623	0
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		2,843	4,911
Loans not Past Due		264,730	342,349
Total loans recorded investment		267,573	347,260
Accrued interest included in recorded investment	[1]	1,641	1,662
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		1,888	2,672
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		453	852
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		502	1,387
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		1,799	1,454
Loans not Past Due		157,977	168,083
Total loans recorded investment		159,776	169,537
Accrued interest included in recorded investment	[1]	587	586
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		1,184	695
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		139	136
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		476	623
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		1,670	1,385
Loans not Past Due		92,860	115,157
Total loans recorded investment		94,530	116,542
Accrued interest included in recorded investment	[1]	373	502
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		710	909
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		228	90
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		732	386
Mortgage [Member] | Resort Lending [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		585	982
Loans not Past Due		57,462	67,192
Total loans recorded investment		58,047	68,174
Accrued interest included in recorded investment	[1]	276	266
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		32	364
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		195	53
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		358	565
Installment [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		476,522	460,611
Accrued interest included in recorded investment	[1]	1,185	1,194
Installment [Member] | Boat Lending [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		196	532
Loans not Past Due		207,317	202,750
Total loans recorded investment		207,513	203,282
Accrued interest included in recorded investment	[1]	572	490
Installment [Member] | Boat Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		95	337
Installment [Member] | Boat Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		101	107
Installment [Member] | Boat Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		0	88
Installment [Member] | Recreational Vehicle Lending [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		292	261
Loans not Past Due		169,282	153,184
Total loans recorded investment		169,574	153,445
Accrued interest included in recorded investment	[1]	457	378
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		207	161
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		37	97
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		48	3
Installment [Member] | Other [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		698	854
Loans not Past Due		98,737	103,030
Total loans recorded investment		99,435	103,884
Accrued interest included in recorded investment	[1]	156	326
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		337	377
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		162	275
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total recorded investment		$ 199	$ 202

[1]	Credit scores have been updated within the last twelve months.